PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

	Land	Industrial buildings	Plant, machinery and equipment	Other assets	Advances and assets under construction	Total
	(€ thousand)
Gross carrying amount at January 1, 2016	22,671	331,177	1,691,482	131,627	35,763	2,212,720
Additions	—	5,596	81,678	7,322	81,051	175,647
Divestitures	—	(1,021)	(9,902)	(7,631)	—	(18,554)
Reclassification	—	1,578	22,898	1,441	(28,341)	(2,424)
Change in scope of consolidation	—	—	—	(613)	—	(613)
Translation differences	10	173	—	476	—	659
Balance at December 31, 2016	22,681	337,503	1,786,156	132,622	88,473	2,367,435
Additions	892	4,691	131,981	11,855	39,485	188,904
Divestitures	—	(77)	(31,877)	(3,101)	(368)	(35,423)
Reclassification	—	355	73,160	(2,685)	(70,830)	—
Translation differences	(36)	(723)	42	(1,700)	—	(2,417)
Balance at December 31, 2017	23,537	341,749	1,959,462	136,991	56,760	2,518,499

Accumulated amortization at January 1, 2016	—	123,099	1,364,471	99,020	—	1,586,590
Depreciation	—	9,995	109,939	9,681	—	129,615
Divestitures	—	(608)	(11,628)	(6,039)	—	(18,275)
Reclassification	—	177	(1,786)	1,609	—	—
Change in scope of consolidation	—	—	—	(312)	—	(312)
Translation differences	—	159	(1)	376	—	534
Balance at December 31, 2016	—	132,822	1,460,995	104,335	—	1,698,152
Depreciation	—	9,860	124,629	8,995	—	143,484
Divestitures	—	(69)	(29,761)	(2,469)	—	(32,299)
Translation differences	—	(353)	(94)	(651)	—	(1,098)
Balance at December 31, 2017	—	142,260	1,555,769	110,210	—	1,808,239

Carrying amount at:
January 1, 2016	22,671	208,078	327,011	32,607	35,763	626,130
December 31, 2016	22,681	204,681	325,161	28,287	88,473	669,283
December 31, 2017	23,537	199,489	403,693	26,781	56,760	710,260